Significant Accounting Policies and Recent Accounting Pronouncements (Policy)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies and Recent Accounting Pronouncements
Recently Adopted Accounting Policies:

During the six months ended June 30, 2018, the Partnership adopted the following standards/ standards updates:

i) Accounting Standards Update (ASU) 2014-09 (Topic 606): In May 2016, the FASB issued the final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606) by the FASB, and as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The standard is effective for public business entities from annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures).

The adoption of this standard primarily changes the method of recognizing revenue for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. Under the discharge-to-discharge method, revenue was recognized from the discharge of the prior voyage, or contract date of the current voyage if later, until the discharge of the current voyage. Under the load-to-discharge method, revenue is recognized from the load of a voyage until its discharge. The Partnership neither currently operates nor has historically operated any of its fleet vessels under voyage charters and in this respect, the Partnership’s revenue is primarily derived from time charters and accounted for under ASC 840 Leases.

The Partnership adopted the provisions of ASC 606 on January 1, 2018 and elected to use the modified retrospective approach as an application transition method. The Partnership’s quantitative assessment of the effects of the adoption of this new guidance indicated that the financial impact of applying the new revenue recognition standard as outlined above did not have any effect to the opening retained earnings of the Partnership as of January 1, 2018.

ii) ASU 2016-01, Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update (the “Update”) affect all entities that hold financial assets or owe financial liabilities and address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This new standard was adopted on January 1, 2018 and had no impact on the Partnership’s consolidated financial statements and notes disclosures.

iii) ASU No. 2016-15- Statement of Cash Flows Classification of Certain Cash Receipts. This Update addresses eight specific cash flow issues and provides specific guidance in how certain cash receipts and cash payments should be presented and classified in the statement of cash flows under Topic 230 with the objective of reducing the current and potential future diversity in practice. ASU No. 2016-15 was adopted as of January 1, 2018 and its adoption did not result in any changes in the classification of cash receipts and cash payments in the Partnership’s reported statements of cash flows.

iv) ASU No. 2016-18—Statement of Cash Flows – Restricted Cash. The amendments in this Update require that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Partnership early adopted ASU No. 2016-18 as of April 1, 2018. The amendments in this update should be applied using a retrospective transition method to each period presented. As a result, an amount of $25,000 of non-current restricted cash has been aggregated with the $57,595 cash and cash equivalents in the beginning of period line item on the comparative statement of cash flows for the six months ended June 30, 2017.

v) ASU 2017-01—Business Combinations, Clarifying the Definition of a business.  The amendments is this update were issued in order to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The implementation of this standards update as of January 1, 2018, had no impact on the Partnership’s consolidated financial statements.

Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

ASU 2016-02: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), and as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606.

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Partnership's consolidated financial position and performance.